Vessel Charters - Schedules of Estimated Minimum Hire Payments (Parenthetical) (Detail) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Capital Leases and Operating and Direct Finance Leases [Line Items]
Restricted cash on deposit	$ 499,108,000	$ 497,984,000
Teekay Nakilat Corporation [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Restricted cash on deposit	475,800,000	475,600,000
Certain Term Loans and Other Obligations [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Restricted cash deposits related to certain term loans and other obligations	$ 27,300,000	$ 27,100,000